INCOME TAXES - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 10	$ 9
Loss carryforwards	758	658
Loss carryforward, subject to expiration	23	28
Loss carryforward, not subject to expiration	735	630
Amount of unrecognized tax benefits that would affect the effective income tax rate if recognized	0	2	$ 2
Accrued interest related to the unrecognized tax benefits included in income tax expense	0	$ 0	$ 0
State jurisdiction
Operating Loss Carryforwards [Line Items]
Valuation allowance	1
Deferred tax asset, operating loss carryforwards	$ 10